Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Depositor”)

Wells Fargo Bank, N.A. (“WFB”)

Wells Fargo Securities, LLC

JPMorgan Chase Bank, National Association (“JPMCB”)

J.P. Morgan Securities LLC

Bank of America, N.A. (“BANA”)

BofA Securities, Inc.

Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”)

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

Academy Securities, Inc.

Drexel Hamilton, LLC

Siebert Williams Shank & Co., LLC

(collectively, the “Specified Parties”)

Re:	BANK5 2026-5YR22 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2026-5YR22 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 12 May 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 3.2) document dated March 2025 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 May 2026

Attachment A Page 1 of 18

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 27 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	WFB, JPMCB, BANA and MSMCH (collectively, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in June 2026 (or, in the case of any mortgage loan that has its first due date after June 2026, if any, the date that would have been its due date in June 2026 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 18

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) or Underlying Property(ies) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Underlying Property	Draft Source Document(s)
Store it All - Vermont	NAP	Cash Management Agreement
Closing Statement

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

Attachment A Page 3 of 18

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in the Items above, WFB, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that WFB, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Sponsor and
b.	Non-Recourse Carveout Guarantor,

as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Sponsor” or “Non-Recourse Carveout Guarantor” (each, a “Related Borrower”). We compared the “Related Borrower” information to the “Related Borrowers (Y/N)” and “Related Group” on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Southeast MHP Portfolio Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “60” for the “Original Term To Maturity / ARD (Mos.)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 4 of 18

9.	Using the:
a.	First Payment Date and
b.	First P&I Payment Date,

as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Amortizing Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 5 of 18

11.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning (Mos.),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity / ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Amortization Type,
e.	First Payment Date,
f.	Maturity Date or Anticipated Repayment Date,
g.	Interest Rate % and
h.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property, as applicable, as of:

i.	The Cut-off Date of each Mortgage Loan and Underlying Property (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date or Anticipated Repayment Date” of each Mortgage Loan and Underlying Property (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 18

12. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Amortization Type,
e.	First Payment Date,
f.	Interest Rate %,
g.	Monthly Debt Service (P&I) ($),
h.	Monthly Debt Service (IO) ($) and
i.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 18

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File and in the applicable Data Source(s) (as defined herein) to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($)” and “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” characteristics.

15.	For any Mortgage Loan on the Final Data File with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to determine the aggregate original principal balance of the additional debt related to such Mortgage Loan (the “Additional Financing Original Balance”) using information in the applicable Secondary Financing Documents (as defined herein) and/or information in the applicable Data Source(s). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Additional Debt:

a.	That contains “Mezzanine” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Mezzanine Debt”) and/or
b.	That contains “Junior Note(s)” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Subordinate Debt”),

we recalculated the:

i.	Mezzanine Debt Cut-off Date Balance ($) and/or
ii.	Subordinate Companion Loan Cut-off Date Balance ($)

of each Mortgage Loan with Mezzanine Debt and/or Mortgage Loan with Subordinate Debt (except for any Cooperative Mortgage Loans with Subordinate Debt (as defined herein), which are described in the succeeding paragraph(s) of this item), as applicable, in each case using information in the applicable Secondary Financing Documents and/or Data Source(s), assuming all scheduled payments of principal and/or interest on the applicable additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 18

15. (continued)

For any Cooperative Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s).

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic.

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” characteristic.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt (based on the procedures described in the preceding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Financing Original Balance,” “Subordinate Companion Loan Cut-off Date Balance ($)” and “Mezzanine Debt Cut-off Date Balance ($)” characteristics.

Attachment A Page 9 of 18

16.	Using the:
a.	Trust Pari Passu Cut-off Date Balance ($),
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($) and
c.	Subordinate Companion Loan Cut-off Date Balance ($),

as applicable, of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, as shown on the Final Data File, we recalculated the “Whole Loan Cut-off Date Balance ($)” (except for any Cooperative Mortgage Loan with Subordinate Debt, which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the purpose of recalculating the “Whole Loan Cut-off Date Balance ($)” characteristic for any Cooperative Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the “Cut-off Date Balance ($)” and “Additional Financing Original Balance” characteristics, as shown on the Final Data File.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Cut-off Date Balance ($)” characteristic.

17.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

Attachment A Page 10 of 18

18.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Cut-off Date LTV Ratio (%),
iv.	LTV Ratio at Maturity / ARD (%),
v.	Underwritten NOI Debt Yield (%),
vi.	Underwritten NCF Debt Yield (%),
vii.	% of Initial Pool Balance,
viii.	Annual Debt Service (P&I) ($),
ix.	Annual Debt Service (IO) ($) and
x.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i., ii. and x. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use twelve (12) times the sum of the:

a.	Monthly Debt Service (P&I) ($) and
b.	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x) and
ii.	Underwritten NCF DSCR (x)

characteristics.

Attachment A Page 11 of 18

19. (continued)

With respect to any Interest Only Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use twelve (12) times the sum of the:

a.	Monthly Debt Service (IO) ($) and
b.	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),

to recalculate the:

i.	Underwritten NOI DSCR (x) and
ii.	Underwritten NCF DSCR (x)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Trust Pari Passu Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),

as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Underwritten NOI Debt Yield (%),
iii.	Underwritten NCF Debt Yield (%) and
iv.	Loan Per Unit ($)
characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Maturity/ARD Balance ($) and
b.	Aggregate principal balance of the Companion Loan(s) related to such Pari Passu Mortgage Loan scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, including any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date, to recalculate the “LTV Ratio at Maturity / ARD (%)” characteristic.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 12 of 18

20.	Using the:
a.	Whole Loan Monthly Debt Service ($),
b.	Whole Loan Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and
iii.	Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent and
b.	Use the product of twelve (12) times the “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Whole Loan Underwritten NCF DSCR (x)” characteristic.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

21.	Using the:
a.	Cut-off Date Balance ($),
b.	Whole Loan Cut-Off Date Balance ($) and
c.	Mezzanine Debt Cut-off Date Balance ($),

as applicable, as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Date Balance ($)” characteristic.

Attachment A Page 13 of 18

22.	Using the:
a.	Monthly Debt Service (IO) ($),
b.	Monthly Debt Service (P&I) ($) and
c.	Whole Loan Monthly Debt Service ($),

as applicable, as shown on the Final Data File, and the Mezzanine Debt Monthly Payment (as defined herein), we recalculated the “Total Debt Monthly Debt Service ($)” of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Mezzanine Debt, the applicable Source Document(s) and/or Secondary Financing Documents indicate that the related mezzanine debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of recalculating the monthly debt service payment related to the mezzanine debt (the “Mezzanine Debt Monthly Payment”) for any Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use 1/12th of the product of:

a.	The “Mezzanine Debt Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate (%),” as shown on the Final Data File, and
c.	365/360.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Monthly Debt Service ($)” characteristic.

Attachment A Page 14 of 18

23.	Using the:
a.	Total Debt Monthly Debt Service ($),
b.	Total Debt Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Total Debt Underwritten NCF DSCR (x),
ii.	Total Debt Underwritten NOI Debt Yield (%) and
iii.	Total Debt Cut-off Date LTV Ratio (%)

of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent and
b.	Use the product of twelve (12) times the “Total Debt Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Total Debt Underwritten NCF DSCR (x)” characteristic.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

24.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”), “Recapitalization” (each, a “Recapitalization Loan”) or “Acquisition/Refinance” (each, an “Acquisition/Refinance Loan”), except for any Mortgage Loan with a “Sources: Principal's New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Sources: Principal's New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

25.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Sources: Total Sources ($)”) as the sum of the:
a.	Sources: Loan Amount ($),
b.	Sources: Subordinate Debt ($),
c.	Sources: Other Sources ($) and
d.	Sources: Principal's New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 15 of 18

26.	For any Refinance Loan, Recapitalization Loan or Acquisition/Refinance Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Uses: Principal Equity Distribution ($)” as the difference between the:
a.	Sources: Total Sources ($) and
b.	Sum of the:
i.	Uses: Loan Payoff ($),
ii.	Uses: Purchase Price ($),
iii.	Uses: Closing Costs ($),
iv.	Uses: Reserves ($) and
v.	Uses: Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

27.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Uses: Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Uses: Total Uses ($)”) as the sum of the:
a.	Uses: Loan Payoff ($),
b.	Uses: Purchase Price ($),
c.	Uses: Closing Costs ($),
d.	Uses: Reserves ($),
e.	Uses: Other Uses ($) and
f.	Uses: Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 16 of 18

29.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Sources: Principal’s New Cash Contribution ($)” as the difference between the:
a.	Uses: Total Uses ($) and
b.	Sum of the:
i.	Sources: Loan Amount ($),
ii.	Sources: Subordinate Debt ($) and
iii.	Sources: Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

30.	Using the:
a.	Number of Units,
b.	Largest Tenant SF,
c.	Second Largest Tenant SF,
d.	Third Largest Tenant SF,
e.	Fourth Largest Tenant SF and
f.	Fifth Largest Tenant SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property on the Final Data File with the “General Property Type” characteristic as “Mixed Use” and the “Unit of Measure” characteristic as “Units,” “Pads” or “Rooms” and which has commercial tenants, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Number of Units” to recalculate the:

a.	Largest Tenant % of NRA,
b.	Second Largest Tenant % of NRA,
c.	Third Largest Tenant % of NRA,
d.	Fourth Largest Tenant % of NRA and
e.	Fifth Largest Tenant % of NRA

of each related mortgaged property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 17 of 18

30. (continued)

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

31.	Using the:
a.	Monthly Replacement / FF&E Reserve ($),
b.	Monthly TI/LC Reserve ($) and
c.	Number of Units,

as shown on the Final Data File, we recalculated the:

i.	Annual Cap Ex Reserve Requirement per SF/Unit ($) and
ii.	Annual TI/LC Escrow per SF/Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loan identified on the Final Data File as “Greensboro-High Point Marriott Airport,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Annual Cap Ex Reserve Requirement per SF/Unit ($)” characteristic using the:

a.	Underwritten Replacement / FF&E Reserve ($) and
b.	Number of Units,

as shown on the Final Data File.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

32.	Using the “Cut-off Date Balance ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s), which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

Attachment A Page 18 of 18

33.	Using the:
a.	Coop – Rental Value and
b.	Cut-off Date Balance ($),

as shown on the Final Data File, we recalculated the “Coop – LTV as Rental” of each Cooperative Mortgaged Property (as defined herein). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that is not a Cooperative Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Coop – LTV as Rental” characteristic.

34.	Using the:
a.	Coop – Sponsor Units,
b.	Coop – Investor Units,
c.	Coop – Coop Units and
d.	Number of Units,

as shown on the Final Data File, we recalculated the “Coop – Unsold Percent” of each Cooperative Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that is not a Cooperative Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Coop – Unsold Percent” characteristic.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Mountain Industrial Portfolio • Southeast MHP Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective whole loan that are stated in the applicable Data Source(s) (as defined herein)

• Storage of America Portfolio 2 • ExchangeRight 75 • Rivercrest WMX Portfolio • Spokane Retail Portfolio • COARE Fund I	Original Balance ($) Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Westwood Multifamily Portfolio • Setna Industrial Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Underwritten Net Cash Flow ($)” for each respective Underlying Property that is stated in the applicable Source Document

Exhibit 1 to Attachment A Page 2 of 2

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Number of Units” for each respective Underlying Property that is stated in the applicable Source Document

• NAP	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Release Amount” for each respective Underlying Property that is stated in the applicable Data Source(s)

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 32

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report, Engineering Report, Phase I Environmental Report, Pro Forma Title Policy or Mortgage/Deed of Trust
City	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
North or South CA (NCA/SCA)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type Code	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Number of Units	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report, Underwriter’s Summary Report, Maintenance Schedule or Management Summary Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report, Underwriter’s Summary Report, Maintenance Schedule or Management Summary Report

Exhibit 2 to Attachment A Page 2 of 32

Property Information: (continued)

Characteristic	Source Document(s)

Net Rentable Square Feet Number	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report, Underwriter’s Summary Report or Management Summary Report
Net Rentable Square Feet Securitization Number	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report, Underwriter’s Summary Report or Management Summary Report
Units Beds Rooms Number	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report, Underwriter’s Summary Report or Maintenance Schedule
Units Beds Rooms Securitization Number	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report, Underwriter’s Summary Report or Maintenance Schedule
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report or Occupancy Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report, Historical Capex Summary or Capital Expenditures Report
Leased Occupancy (%)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel, STR Report, Maintenance Schedule or Management Summary Report
Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel, STR Report, Maintenance Schedule or Management Summary Report
Coop – Sponsor/Investor Carry	Maintenance Schedule or Certification of Unsold Shares

Exhibit 2 to Attachment A Page 3 of 32

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date	Appraisal Report or Portfolio Appraisal Report
Appraised Value ($)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report or Final Review Memo
Sec. 8 (Multifamily) (Y/N)	Appraisal Report
No. of Sec. 8 Units	Appraisal Report
Sec. 42 (Multifamily) (Y/N)	Appraisal Report
No. of Sec. 42 Units	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
Environmental Insurance (Y/N)	Certificate of Environmental Insurance or Insurance Review
Environmental Insurance in Lieu of Phase II (Y/N)	Phase I Environmental Report, Certificate of Environmental Insurance or Insurance Review
Seismic Report Date	Seismic Report
PML or SEL (%)	Seismic Report
Earthquake Zone 3 or 4 (Y/N)	Engineering Report or Seismic Report
Earthquake Insurance (Y/N)	Certificate of Property Insurance, Insurance Report or Insurance Review
Coop – Rental Value	Appraisal Report
Windstorm Insurance (Y/N)	Certificate of Property Insurance, Insurance Report or Insurance Review
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
Flood Zone	Certificate of Property Insurance, Insurance Report, Insurance Review, Appraisal Report, Engineering Report or Standard Flood Hazard Determination Form
Flood Insurance (Y/N)	Certificate of Property Insurance, Insurance Report, Insurance Review or Flood Insurance Certificate

Exhibit 2 to Attachment A Page 4 of 32

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fifth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fifth Largest Tenant Lease Expiration Date	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Movie Theater Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Health Club Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Bank Branch Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Restaurant Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Medical Office Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract

Exhibit 2 to Attachment A Page 5 of 32

Underwriting Information:

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent ADR ($)	Underwriter’s Summary Report
Third Most Recent RevPAR ($)	Underwriter’s Summary Report
Third Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent ADR ($)	Underwriter’s Summary Report
Second Most Recent RevPAR ($)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Expenses ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten TI / LC ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report or Appraisal Report
Underwritten Economic Occupancy (%)	Underwriter’s Summary Report or Appraisal Report
Underwritten ADR ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 32

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Cap Ex Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Tax Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Insurance Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
TI/LC Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms or Conditions for Springing Insurance Reserve Requirement	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms or Conditions for Springing TI/LC Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Other Reserve Requirement	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Servicer Tape
Monthly Replacement / FF&E Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Replacement Reserve Caps ($)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Servicer Tape or Servicer System Screenshot(s)
Monthly Insurance Reserve ($)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Servicer Tape
Monthly Other Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Servicer Tape

Exhibit 2 to Attachment A Page 7 of 32

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Other Reserve Cap ($)	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Servicer Tape
Other Reserve Description	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement, Servicer Tape or Collateral Security Agreement
Other Escrow Description/ Release Provisions	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement, Servicer Tape or Collateral Security Agreement
Upfront Replacement / PIP Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Insurance Reserve ($)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Upfront Other Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement, Letter of Credit, Undelivered Items Agreements, Servicer Tape or Collateral Security Agreement
Current Cap Ex Escrow Balance	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Tax Escrow Balance	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Current Insurance Escrow Balance	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Current Other Balance	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement, Servicer Tape or Collateral Security Agreement
Current TI/LC Balance	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Cap Ex Escrow Goes to:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Deferred Maint. Escrow Goes to:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Tax Escrow Goes to:	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 8 of 32

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Interest on Insurance Escrow Goes to:	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest on Other Escrow Goes to:	Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Collateral Security Agreement
Interest on TI/LC Escrow Goes to:	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Amount ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Description	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower State of Incorporation	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Recourse Carveout Guarantor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Environmental Indemnitor	Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Environmental Indemnity Agreement
Mortgage Loan Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($)

For all Mortgage Loans:

• Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement or Closing Statement

For Underlying Properties associated with Multiple Property Loans:

• Multiple Property Loan Calculation Methodologies

Loan Structure Code	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Rate %	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Client Provided Schedule
Original Interest Rate Type Code	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A Page 9 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Monthly Debt Service (P&I) ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Amortization Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Type Code	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Frequency Code	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method Code	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Only Indicator	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or Anticipated Repayment Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Loan (Yes / No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Final Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Hyper Amortizing Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period - Default (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Provision (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption/Fee	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First P&I Payment Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Lockbox Type	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement

Exhibit 2 to Attachment A Page 10 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Partial Collateral Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release and Prepayment Descriptions	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Provision Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
SPE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Non-Consolidation Opinion
Tenants-in-common (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Tenancy-in-Common Agreement
Ownership Interest	Marked Title Commitment, Pro Forma Title Policy, Mortgage/Deed of Trust, Joinder to Leasehold Deed or Escrow Letter
Lien Position Securitization Code	Marked Title Commitment, Pro Forma Title Policy, Mortgage/Deed of Trust or Escrow Letter
Ground Lease Expiration Date	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement

Exhibit 2 to Attachment A Page 11 of 32

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement
Annual Ground Rent Increases (Y/N)	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement
Ground Lease Extension Terms	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Estoppel, Ground Lease Amendment or PILOT Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Franchise Agreement Abstract, Operating Agreement, Loan Agreement or Management Agreement

Additional Debt Information:

Characteristic	Source Document(s)

Current Additional Financing in Place (Y/N/Silent)	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Revolving Line of Credit Promissory Note, Mortgage/Deed of Trust or Secondary Financing Documents
Type of Additional Financing	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Revolving Line of Credit Promissory Note, Mortgage/Deed of Trust or Secondary Financing Documents
Future Additional Debt Permitted (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms of Future Additional Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Subordinate Companion Loan Interest Rate	Promissory Note, Amended Promissory Note, Loan Agreement, Loan Modification Agreement, Revolving Line of Credit Promissory Note, Mortgage/Deed of Trust, Client Provided Schedule or Secondary Financing Documents
Mezzanine Debt Interest Rate (%)	Secondary Financing Documents
Whole Loan Monthly Debt Service ($)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust, Client Provided Schedule or Secondary Financing Documents
Coop – Committed Secondary Debt	Revolving Line of Credit Promissory Note

Exhibit 2 to Attachment A Page 12 of 32

Prepayment Information:

Characteristic	Source Document(s)

Prepayment Provision	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance End Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premiums End Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Defeasance Option Start Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premium Indicator	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Sources Information:

Characteristic	Source Document(s)

Sources: Loan Amount ($)	Closing Statement or Loan Agreement
Sources: Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Sources: Other Sources ($)	Closing Statement or Loan Agreement

Uses Information:

Characteristic	Source Document(s)

Uses: Loan Payoff ($)	Closing Statement or Payoff Letter
Uses: Purchase Price ($)	Closing Statement, Appraisal Report, Purchase and Sale Agreement or Purchase Price Schedule
Uses: Closing Costs ($)	Closing Statement or Correction to Rate Buydown
Uses: Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Uses: Other Uses ($)	Closing Statement

Exhibit 2 to Attachment A Page 13 of 32

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “North or South CA (NCA/SCA)” characteristic for any mortgaged property on the Combined Data File with the “State” characteristic as “CA,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to consider “Zip Code” values of 93600 and higher as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A Page 14 of 32

4.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

With respect to any mortgaged property listed in the table below, each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Mortgaged Property

NAP

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that:

a.	Does not have the “Unit of Measure” characteristic as “SF” or
b.	Has the “General Property Type” characteristic as “Self Storage.”

For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF” (except for any mortgaged property on the Combined Data File for which b. above applies), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A Page 15 of 32

6.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

For the purpose of comparing the “Occupancy Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume the current year if the applicable Source Document(s) only showed the month and day.

For the purpose of comparing the “Occupancy Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume the first day of the month if the applicable Source Document(s) only showed the month and year.

7.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Phase II Report Date” characteristic only for the mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a phase II environmental report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Environmental Phase II Report Date” characteristic.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document or an insurance review Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any mortgaged property on the Combined Data File that did not contain a certificate of environmental insurance Source Document or an insurance review Source Document which indicates that environmental insurance is in place in the related loan file was required to obtain environmental insurance for the related mortgaged property.

Exhibit 2 to Attachment A Page 16 of 32

9.	For the purpose of comparing the:
a.	Environmental Insurance (Y/N),
b.	Earthquake Insurance (Y/N),
c.	Windstorm Insurance (Y/N) and
d.	Flood Insurance (Y/N)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

10.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

11.	For the purpose of comparing the “Flood Zone” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes -” and the applicable flood zone, if the applicable flood zone, as shown in the applicable Source Document(s), contains “A” or “V.” If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone that does not contain “A” or “V,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone” characteristic.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant with the higher underwritten base rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 17 of 32

13.	For the purpose of comparing the “Major Tenant Information” characteristics related to lease expiration dates, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration and
b.	Use “MTM” for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

14.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

15.	For the purpose of comparing the “Underwriting Information” characteristics related to ADR, RevPAR and hotel occupancy, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”) and any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Mixed Use” and the “Detailed Property Type” characteristic contains “Hospitality” (each, a “Mixed Use with Hospitality Mortgaged Property”). For any mortgaged property on the Combined Data File that is not a Hospitality Property or Mixed Use with Hospitality Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Underwriting Information” characteristics related to ADR, RevPAR and hotel occupancy.

16.	For the purpose of comparing the “Mortgage Loan Reserve and Escrow Information” characteristics related to monthly reserves, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the “Mortgage Loan Reserve and Escrow Information” characteristics related to monthly reserves, for which the value on the Combined Data File was “$0,” we performed no procedures to determine if any balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than any respective reserve cap amounts, as shown in the applicable Source Document(s).

17.	For the purpose of comparing the “Mortgage Loan Reserve and Escrow Information” characteristics related to reserve caps, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of any stipulations that have suspended or may potentially suspend these reserve cap amounts.

Exhibit 2 to Attachment A Page 18 of 32

18.	For the purpose of comparing the “Mortgage Loan Reserve and Escrow Information” characteristics related to current reserve balances, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the lesser of:
a.	The cap for the applicable reserve, as shown on the Combined Data File, and
b.	The sum of:
i.	The initial escrow amount for the applicable reserve, as shown on the Combined Data File, and
ii.	The product of:
(a)	The ongoing escrow payment amount for the applicable reserve, as shown on the Combined Data File, and
(b)	The “Seasoning (Mos.)” of the related Mortgage Loan, as shown on the Combined Data File,

except for any Mortgage Loan with an initial escrow amount for the applicable reserve that is greater than the corresponding cap, as shown on the Combined Data File, for which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the initial escrow amount for the applicable reserve, as shown on the Combined Data File.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

19.	For certain Mortgage Loans contributed by Morgan Stanley, the applicable Source Document(s) indicate that certain reserve account(s) are in place and amounts received are deposited into a non-interest bearing account.

For the purpose of comparing the “Mortgage Loan Reserve and Escrow Information” characteristics related to where interest on reserves goes, for any Mortgage Loans which contain the terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Lender.”

20.	For the purpose of comparing the "Mortgage Loan Originator" characteristic for any Mortgage Loan with multiple originators, the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to only show the originator(s) related to the note(s) being contributed to the Issuing Entity.

Exhibit 2 to Attachment A Page 19 of 32

21.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A1 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A1, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Document(s), the “Data Sources”), listed in the “Data Source(s)” column of Table A1 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Table A1:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

1500 Post Oak Boulevard	Mortgage Loan Companion Loan(s)	$20,000,000 $120,000,000	Amended Promissory Notes and Loan Modification Agreement

The Towers at Cupertino City Center	Mortgage Loan Companion Loan(s)	$60,000,000 $85,000,000	Amended Promissory Notes and Loan Modification Agreement

Hilton Waterfront Beach Resort	Mortgage Loan Companion Loan(s)	$47,000,000 $80,000,000	Amended Promissory Notes and Loan Modification Agreement

Freeway Business Park	Mortgage Loan Companion Loan(s)	$30,000,000 $65,000,000	Amended Promissory Notes and Loan Modification Agreement

West Memorial Place	Mortgage Loan Companion Loan(s)	$65,000,000 $41,000,000	Promissory Notes and Loan Agreement

Mountain Industrial Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$81,500,000 $1,087,900,000 $450,600,000	Client Provided Schedule

Southeast MHP Portfolio	Mortgage Loan Companion Loan(s)	$85,000,000 $80,000,000	Promissory Notes and Loan Agreement

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

Exhibit 2 to Attachment A Page 20 of 32

21. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A1 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A1.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the original principal balance of the related Whole Loan, as shown in the applicable Data Source(s) (the “Whole Loan Original Balance”).

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The aggregate original principal balance of any related Companion Loan(s) to
b.	The Whole Loan Original Balance.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The aggregate original principal balance of any related Companion Loan(s),
b.	The respective interest rate(s) for the Mortgage Loan and related Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

Exhibit 2 to Attachment A Page 21 of 32

21. (continued)

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the Whole Loan Original Balance.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of:

a.	The sum of:
i.	The “Original Balance ($),” as shown on the Combined Data File, and
ii.	The aggregate original principal balance of any related Companion Loan(s) to
b.	The Whole Loan Original Balance.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

22.	For the purpose of comparing the “Interest Rate %” and “Subordinate Companion Loan Interest Rate” characteristics for any Mortgage Loan that allows for componentization, as described in the applicable Source Document(s), the Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that no componentization has occurred, unless component interest rate(s) are defined in the applicable Data Source(s).

23.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product, rounded to two decimal places, of:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

Exhibit 2 to Attachment A Page 22 of 32

23. (continued)

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

24.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

25.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

For the purpose of comparing the “Final Maturity Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the final maturity date for the related Mortgage Loan, as shown in the applicable Source Document(s), for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes” and
b.	Use “NAP” for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “No.”

Exhibit 2 to Attachment A Page 23 of 32

26.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in the table below (each, an ”Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date“ occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Mortgage Loan

NAP

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

27.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

28.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date, as shown in the applicable Source Document(s), if the applicable Source Document(s) do not show an annual ground lease payment.

Exhibit 2 to Attachment A Page 24 of 32
29.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Current Additional Financing in Place (Y/N/Silent),
b.	Type of Additional Financing,
c.	Subordinate Companion Loan Interest Rate and
d.	Mezzanine Debt Interest Rate (%)

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, amended promissory note, loan agreement, loan modification agreement, revolving line of credit promissory note and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, junior note(s), subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt or, in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A1 herein), the related Client Provided Schedule, that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for any Mortgage Loan with Subordinate Debt with more than one subordinate companion loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related subordinate companion loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For the purpose of comparing the “Mezzanine Debt Interest Rate (%)” characteristic for any Mortgage Loan with Mezzanine Debt with more than one mezzanine loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 25 of 32

29. (continued)

For the purpose of comparing the characteristics listed in a. through d. in the first paragraph of this Note, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any unsecured trade payables, operational debt, PPP loan(s), TIF bond(s), unsecured existing affiliate loans, permitted intercompany loan(s), working capital loan(s) or corporate credit facilities that are not primarily secured by cash flow from the property, as described in the applicable Source Document(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” as the value on the Combined Data File for the “Current Additional Financing in Place (Y/N/Silent)” characteristic and to use “NAP” as the value on the Combined Data File for each of the characteristics listed in b. through d. of the first paragraph of this Note.

30.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File, and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:
a.	The Whole Loan Original Balance,
b.	The interest rate for the related Whole Loan, as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

Exhibit 2 to Attachment A Page 26 of 32

31.	For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “startup day” of the REMIC Trust (as described in the applicable Source Document(s)) is 6/11/2026.

For the purpose of comparing the “Prepayment Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to mandatory prepayment events, liquidated damages, prepayments triggered by or during an event of default, pre-securitization prepayment trigger events, partial release events, purchase option events, loss of use events, permitted outparcel releases due to transfers, partial prepayments to cure certain trigger periods, prepayments made in connection with a casualty or condemnation event, prepayments made in connection with any ICAP mandatory prepayment, prepayments made in connection with the release of funds from any earnout reserve(s) or prepayments triggered by a prepayment of any related mezzanine loan, as described in the applicable Source Document(s).

For certain Mortgage Loans, the applicable Source Document(s) may contain the following defined term:

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the “Prepayment Information” characteristics, for any Mortgage Loan which contains the defined term described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Information” characteristics and the “Maturity Date or Anticipated Repayment Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention or any permitted changes in the maturity date or anticipated repayment date, as stated in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 27 of 32

31. (continued)

For the purpose of comparing the “Prepayment Information” characteristics for any Mortgage Loan which:

a.	Permits prepayment with yield maintenance prior to the Cut-off Date,
b.	Does not permit prepayment with yield maintenance on or after the Cut-off Date and
c.	Permits defeasance,

as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include any “Payment Due Dates” starting with the “First Payment Date,” that occur on or prior to the Cut-off Date in the lockout period regardless of whether the Mortgage Loan was in a lockout period on those “Payment Due Dates.”

32.	For the purpose of comparing the “LO End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the prepayment penalty period for Mortgage Loans that can be prepaid with a prepayment penalty following a lockout. For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “LO End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “LO End Date” characteristic.

33.	For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” characteristic.

For the purpose of comparing the “Prepayment Premiums End Date” characteristic for any Mortgage Loan that can be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Prepayment Premiums End Date” characteristic.

Exhibit 2 to Attachment A Page 28 of 32

34.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

35.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with a prepayment penalty. For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

36.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”).

37.	For each Mortgage Loan and Underlying Property, as applicable, listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the value, as shown on the Combined Data File, for the applicable characteristic listed in the table below, even if the information on the Combined Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Mortgage Loan	Underlying Property	Characteristic

Greensboro-High Point Marriott Airport	NAP	Interest on Tax Escrow Goes to: Interest on Other Escrow Goes to:
Other Reserve Description
Monthly Other Reserve ($)

Rivercrest WMX Portfolio	NAP	Most Recent Description

Store it All - Vermont	NAP	Ownership Interest
Lien Position Securitization Code

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Combined Data File, or (b) instruction(s) provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, described in this Note.

Exhibit 2 to Attachment A Page 29 of 32

38.	For the purpose of comparing the “Year Renovated” characteristic for any mortgaged property on the Combined Data File with the “Detailed Property Type” characteristic of “Cooperative” (each, a “Cooperative Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the difference of:
a.	The report date year of the engineering report Source Document(s) and
b.	The age, in years, of the roof (e.g., 10 years), as shown in the engineering report Source Document(s), except for if the engineering report Source Document(s) shows:
i.	A range of years, we were instructed to use the larger number of years of the range (e.g., 10-15 years, use 15 years), or
ii.	“XX years +,” we were instructed to add one year to the earliest age of the roof (e.g., 20+ years, use 21 years),

all as shown in the engineering report Source Document(s).

39.	The applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Coop – Sponsor/Investor Carry,” “Coop – Rental Value” and “Coop – Committed Secondary Debt” characteristics for any Cooperative Mortgaged Property.

For any mortgaged property on the Combined Data File that is not a Cooperative Mortgaged Property, the applicable Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the:

a.	Coop – Sponsor/Investor Carry,
b.	Coop – Rental Value and
c.	Coop – Committed Secondary Debt

characteristics.

For the purpose of comparing the “Coop – Sponsor/Investor Carry” characteristic for any Cooperative Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of:

a.	The difference of:
i.	The aggregate rent, as shown in the certification of unsold shares Source Document and
ii.	The aggregate maintenance charge, as shown in the maintenance schedule Source Document and
b.	12

for all units listed in the certification of unsold shares Source Document.

40.	For the purpose of comparing the “Appraisal Date” and “Appraised Value ($)” characteristics for any Cooperative Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Gross Share Value” valuation that is inclusive of any applicable existing underlying debt and related valuation date, respectively, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 30 of 32

41.	For the purpose of comparing the “Monthly Debt Service (P&I) ($)” for any Mortgage Loan secured by a Cooperative Mortgaged Property (each, a “Cooperative Mortgage Loan”) on the Combined Data File with the “Amortization Type” characteristic as “Amortizing,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (P&I) ($)” using the “PMT” function in Microsoft Excel and:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	1/12th of the “Interest Rate %,” as shown on the Combined Data File, and
c.	The original amortization term, as shown in the applicable Data Source(s).

42.	For any Cooperative Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “10” for the “Grace Period – Late Fees (Days)” and “Grace Period – Default (Days)” characteristics if the applicable Source Document(s) contained the following language:

“If any amount due under this Note is not received by the Payee on or before 12:00 pm EST on the tenth (10th day of the calendar month in which such payment is due (or, if such tenth (10th) day is not a Business Day, the Business Day immediately preceding such tenth (10th) day), then the Maker shall pay to the Payee a late charge equal to five (5%) percent of such overdue amount, which late charge shall be immediately due and payable without notice or demand by the Payee.”

43.	For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for any Cooperative Mortgage Loan that is also a Mortgage Loan with Subordinate Debt (each, a “Cooperative Mortgage Loan with Subordinate Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the greater of:
a.	The sum of:
i.	A prime rate assumption of 6.7500% provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, and
ii.	The applicable spread, as shown in the applicable Secondary Financing Document(s), and
b.	The interest rate floor, as shown in the applicable Secondary Financing Document(s).

44.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” for any Cooperative Mortgage Loan with Subordinate Debt that also has the “Amortization Type” characteristic as “Amortizing” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf the Depositor, instructed us to use the sum of the “Monthly Debt Service (P&I) ($),” as shown on the Combined Data File and 1/12th of the product, rounded to two decimal places, of:
a.	The “Additional Financing Original Balance,” as shown on the Combined Data File,
b.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A Page 31 of 32

45.	For any Cooperative Mortgage Loan, the applicable Source Document(s) may contain the following language:

“If the prepayment is made at any time after the date of this Note and before the last calendar day of the seventh (7th) month prior to the month in which the Maturity Date occurs (such day, the “Yield Maintenance Period End Date”…”

“If the prepayment is made on or after the Yield Maintenance Period End Date but before the last calendar day of the 4th month prior to the month in which the Maturity Date occurs, then the prepayment premium shall be 1% of the amount of principal being prepaid.”

For the purpose of comparing the “Prepayment Provision” characteristic for any Cooperative Mortgage Loan which contains the language described above, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume:

a.	The 1% period starts on the “Payment Due Date” that occurs 6 months prior to the respective maturity date, as shown on the Combined Data File, and
b.	The open period starts on the “Payment Due Date” that occurs 3 months prior to the respective maturity date, as shown on the Combined Data File.

46.	For the purpose of comparing the “Yield Maintenance End Date” characteristic for any Cooperative Mortgage Loan that allows for prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the last day of the calendar month in the period when the Mortgage Loan can be prepaid with yield maintenance penalty, as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Premiums End Date” characteristic for any Cooperative Mortgage Loan that allows for prepayment with prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the last day of the calendar month in the period when the Mortgage Loan can be prepaid with a 1% penalty, as shown in the applicable Source Document(s).

47.	For the purpose of comparing the:
a.	Future Additional Debt Permitted (Y/N),
b.	Future Debt Permitted Type and
c.	Terms of Future Additional Financing

characteristics for the Mortgage Loan identified on the Combined Data File as “Freeway Business Park,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the permitted unsecured affiliate loans, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 32 of 32

48.	For the Mortgage Loan identified on the Combined Data File as “Mountain Industrial Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
a.	Use “5.096767533%” for the purpose of comparing the “Interest Rate %” characteristic,
b.	Use “7.291555666%” for the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic and
c.	Recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:
i.	The Whole Loan Original Balance,
ii.	5.707243788% and
iii.	365/360.

49.	For the purpose of comparing the:
a.	Underwritten EGI ($),
b.	Underwritten Expenses ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Replacement / FF&E Reserve ($),
e.	Underwritten TI / LC ($),
f.	Underwritten Net Cash Flow ($) and
g.	Underwritten Economic Occupancy (%)

characteristics for the Underlying Properties associated with the Mortgage Loan identified on the Combined Data File as “Southeast MHP Portfolio” (the “Southeast MHP Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the values shown in the applicable Source Document(s) and use “NAV” for the characteristics listed in a. through g. above.

50.	For the purpose of comparing the:
a.	Most Recent EGI ($),
b.	Most Recent Expenses ($),
c.	Most Recent NOI ($) and
d.	Most Recent Net Cash Flow Amount

characteristics for the Mortgage Loan identified on the Combined Data File as “Rivercrest WMX Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to sum the respective values for the Underlying Properties shown in the applicable Source Document(s) and ignore the total values shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Loan ID Number
Loan / Property Flag
Asset Type Number
Group ID
# of Properties
Footnotes (for Loan and Property Information)
Owner-Occupied >20% (Y/N - %)
Appraised Value Type
Sponsor
Cross Collateralized / Cross Defaulted (Y/N)
Crossed Group
Loan Purpose
New or Recycled Borrowing Entity
Condo Component (Y/N - % of Borrower Control)
Total Trust Exposure
Administrative Fee Rate %
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Property Located Within a Qualified Opportunity Zone (Y/N)
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
AL Lease Expiration Largest Tenant Date
AL Lease Expiration Second Largest Tenant Date
AL Lease Expiration Third Largest Tenant Date
Investment Grade Y/N
Notes
Coop - Sponsor Units
Coop - Investor Units
Coop - Coop Units

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.